Intangible Assets and Goodwill - Somos - Anglo (Predecessor) (Tables)	9 Months Ended	12 Months Ended
	Oct. 10, 2018	Dec. 31, 2020
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
		December 31, 2020			December 31, 2019
	Weighted average amortization rate	Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	15%	204,213	(120,798)	83,415	276,542	(200,217)	76,325
Trademarks	5%	631,935	(58,349)	573,586	614,958	(30,923)	584,035
Customer Portfolio	8%	1,113,792	(184,934)	928,858	1,109,388	(98,666)	1,010,722
Goodwill	-	3,307,805	-	3,307,805	3,286,263	-	3,286,263
Platform content production	33%	53,069	(29,248)	23,821	28,880	(19,454)	9,426
In progress	-	999	-	999	14,051	-	14,051
Other Intangible assets	33%	38,283	(32,040)	6,243	18,090	(13,527)	4,563
		5,350,096	(425,369)	4,924,726	5,348,172	(362,787)	4,985,385

Schedule of changes in intangible assets and goodwill
	Software	Customer Portfolio	Trademarks	Platform content production (i)	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385
Additions	11,813	-	-	24,189	603	6,188	-	42,793
Additions by business combination (note 5)	-	4,625	16,060	-	1,340	-	21,542	43,567
Disposals	(77)	-	-	-	(87)	-	-	(164)
Amorization	(23,861)	(86,517)	(26,506)	(9,794)	(176)	-	-	(146,854)
Transfers	19,215	28	(3)	-	-	(19,240)	-	-
At December 31, 2020	83,415	928,858	573,586	23,821	6,243	999	3,307,805	4,924,726

(i)

Substantially refers to development of the projects related to Plurall Platform. The Company has invested in changes in its digital platform that include substantially “Plurall Digital Transformation” in the amount of approximately R$ 19 million, and project related to learning systems, in the amount of R$ 9 million, which had its investments accelerated due to education demands created by COVID-19 pandemic.

	Software	Customer Portfolio	Trademarks	Platform content production	Other Intangible assets	In progress	Goodwill	Total
As of December 31, 2018	60,088	1,093,885	610,541	-	6,062	30,098	3,286,263	5,086,937
Additions	19,897	-	-	10,220	-	7,344	-	37,461
Disposals	-	-	-	-	(1,950)	-	-	(1,950)
Amorization	(18,794)	(83,163)	(26,506)	(794)	(7,806)	-	-	(137,063)
Transfers	15,134	-	-	-	8,257	(23,391)	-	-
At December 31, 2019	76,325	1,010,722	584,035	9,426	4,563	14,051	3,286,263	4,985,385

Schedule of goodwill allocated to each CGU
Content & EdTech Platform	3,297,077
Digital Platform	10,728
3,307,805

Somos - Anglo (Predecessor)
Intangible Assets and Goodwill
Schedule of intangible assets and goodwill
	Amortization weighted average rate	At December 31, 2017			As of January 1, 2017
		Cost	Accumulated amortization	Net Book value	Cost	Accumulated amortization	Net Book value
Software	20%	102,159	(65,174)	36,985	72,245	(51,922)	20,323
Trademark	5%	161,825	(2,009)	159,816	161,806	(1,048)	160,758
Customer Portfolio	10%	221,333	(90,358)	130,975	216,579	(78,339)	138,240
Goodwill	—	280,872	—	280,872	269,037	—	269,037
In Progress (i)	—	30,294	—	30,294	39,124	—	39,124
Other	33%	36,528	(17,815)	18,713	33,790	(7,098)	26,692
		833,011	(175,356)	657,655	792,581	(138,407)	654,174

_______________

(i)	Substantially refers to development of the projects related to operation Plurall, and other projects related to enterprise resource management (ERP) solutions.

Schedule of changes in intangible assets and goodwill
	Software	Trademark	Customer Portfolio	Goodwill	In Progress	Other	Total
At January 1, 2017	20,323	160,758	138,240	269,037	39,124	26,692	654,174
Additions Livro Fácil	—	13	4,754	11,835	—	2,283	18,885
Additions	12,022	6	—	—	9,578	—	21,606
Disposals	—	—	—	—	—	(61)	(61)
Amortization	(13,252)	(961)	(12,019)	—	—	(10,717)	(36,949)
Transfers	17,892	—	—	—	(18,408)	516	—
At December 31, 2017	36,985	159,816	130,975	280,872	30,294	18,713	657,655
Additions	2,985	—	—	—	23,557	1,045	27,587
Disposals	—	(5)	—	—	—	(386)	(391)
Amortization	(10,993)	(961)	(10,473)	—	—	(9,545)	(31,972)
At October 10, 2018	28,977	158,850	120,502	280,872	53,851	9,827	652,879

_______________

(i)	Refers to the balances of Livro Fácil, as presented in note 26.

Schedule of goodwill allocated to each CGU
At December 31, 2017
Content & EdTech Platform	269,037
Digital Platform	11,835
280,872